GOODWILL AND INTANGIBLE ASSETS - Summary of Intangible Assets Subject to Amortization (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Goodwill [Line Items]
Gross carrying amount	$ 2,910,650
Accumulated amortization	(110,682)
Total	$ 2,799,968
Developed technology [Member]
Goodwill [Line Items]
Weighted-average amortization period	5 years 4 months 24 days
Gross carrying amount	$ 2,441,040
Accumulated amortization	(96,261)
Total	$ 2,344,779
Customer relationships [Member]
Goodwill [Line Items]
Weighted-average amortization period	7 years 3 months 18 days	7 years
Gross carrying amount	$ 406,840
Accumulated amortization	(11,806)
Total	$ 395,034
Trade names / trademarks [Member]
Goodwill [Line Items]
Weighted-average amortization period	5 years
Gross carrying amount	$ 62,770
Accumulated amortization	(2,615)
Total	$ 60,155